Loan facility	12 Months Ended
Dec. 31, 2021
Financial Instruments [Abstract]
Loan facility	Loan facility
As at December 31, 2021, the Company had $29.8 million (December 31, 2020 - $17 million) outstanding on its credit facility, all of which is due on December 14, 2025. The increase was primarily to fund the cost of the Tocqueville and UPC acquisition.
The Company has access to a credit facility of $120 million with a major Canadian schedule I chartered bank. Amounts under the facility may be borrowed through prime rate loans or bankers’ acceptances. Amounts may also be borrowed in U.S. dollars through base rate loans. On November 4, 2021, the Company upsized its credit facility from $70 million for general corporate purposes.
As at December 31, 2021, the Company was in compliance with all covenants, terms and conditions under the credit facility. Key terms under the credit facility are noted below:
Structure
•5-year, $120 million revolver with "bullet maturity" December 14, 2025
Interest Rate
•Prime rate + 0 bps or;
•Banker acceptance rate + 170 bps
Covenant Terms
•Minimum AUM: 70% of AUM on November 13, 2020
•Debt to EBITDA less than or equal to 2.5:1
•EBITDA to interest expense more than or equal to 2.5:1